General and Administrative (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of General and Administrative Expense

		Years Ended December 31

(in thousands)	Note	2018	2017

Salaries and benefits

Salaries and benefits, excluding PSUs		$14,397	$12,054

PSUs [1]	20.1	9,517	140

Total salaries and benefits		$23,914	$12,194

Depreciation		1,057	972

Donations		2,610	2,141

Professional fees		8,559	3,938

Other		10,078	10,377

General and administrative before equity settled stock based compensation		$46,218	$29,622

Equity settled stock based compensation [2]

Stock options	19.2	$2,401	$3,037

RSUs	19.3	3,031	2,014

Total equity settled stock based compensation		$5,432	$5,051

Total general and administrative		$51,650	$34,673

1)

The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 141% during the year ended December 31, 2018 as compared to 17% during the comparable period of 2017.

2)	Equity settled stock based compensation is a non-cash expense.